UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

 [LOGO OF USAA]
    USAA(R)

                        USAA GROWTH and TAX STRATEGY Fund


                      1st QUARTER Portfolio of Investments


                                 AUGUST 31, 2007

                                                                      (Form N-Q)

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USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
 _______________________________________________________________________________________________________

               TAX-EXEMPT SECURITIES (52.8%)

               TAX-EXEMPT BONDS (52.6%)

               ARIZONA (1.1%)

$     2,250    Univ. Medical Center Corp. Hospital RB,
                    Series 2005                             5.00%         7/01/2035         $      2,110
                                                                                          _______________
               ARKANSAS (1.3%)

      2,500    Conway Health Facilities Board Hospital
                    RB, Series 1999A                        6.40          8/01/2029                2,601
                                                                                          _______________
               CALIFORNIA (0.6%)

      4,435    West Contra Costa USD GO, Series D (INS)     5.05(a)       8/01/2034                1,161
                                                                                          _______________
               COLORADO (0.2%)

        500        Univ. of Colorado Hospital Auth. RB,
                    Series 2006A                            5.00         11/15/2037                  464
                                                                                          _______________
               CONNECTICUT (3.1%)

      6,000    Mashantucket (Western) Pequot Tribe RB,
                    Series 1997B (b)                        5.75          9/01/2027                6,023
                                                                                          _______________
               GEORGIA (2.4%)

      4,500    Atlanta Airport RB, Series 2000A
                    (INS)(PRE)(c)                           5.60          1/01/2030                4,735
                                                                                          _______________
               HAWAII (0.6%)

      1,000    State GO, Series 2003DA (INS)                5.25          9/01/2019                1,062
                                                                                          _______________
               ILLINOIS (1.6%)

      3,000    Municipal Electric Agency Power Supply
                    System RB, Series 2007A (INS)(d)        5.00          2/01/2035                3,046
                                                                                          _______________
                                                                                                   3,046
                                                                                          _______________
               INDIANA (2.3%)

               Health and Educational Facility Auth. RB,
        550         Series 2006A                            5.25          2/15/2036                  546
      1,000         Series 2006A                            5.00          2/15/2039                  956
      3,000    Rockport PCRB, Series 2002A (INS)            4.63          6/01/2025                2,939
                                                                                          _______________
                                                                                                    4,441
                                                                                          _______________
               LOUISIANA (1.1%)

      1,075    Local Government Environmental Facilities
                     and Community Development Auth. RB,
                    Series 2000 (INS)                       6.55          9/01/2025                 1,179

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
 __________________________________________________________________________________________________________

$     1,000    Parish of St. John the Baptist RB, Series
                    2007 A                                  5.13%         6/01/2037         $        964
                                                                                         _______________
                                                                                                   2,143
                                                                                         _______________
               MAINE (1.6%)

               Health and Higher Educational Facilities
                    Auth. RB,
      2,405         Series 2000C (INS) (PRE)                5.75          7/01/2030                2,560
        595         Series 2000C (INS)                      5.75          7/01/2030                  626
                                                                                         _______________
                                                                                                   3,186
                                                                                         _______________
               MICHIGAN (5.8%)

      4,000         Detroit Sewage Disposal RB, Series 1999A
                    (INS)(PRE)(c)                           5.75          7/01/2026                4,220
               Hospital Finance Auth. RB,
      4,000         Series 1996                             6.25         10/01/2027                4,030
      3,000         Series 2005 (INS)                       5.00         11/15/2026                3,047
                                                                                         _______________
                                                                                                  11,297
                                                                                         _______________
               MISSOURI (0.8%)

      1,500         Health and Educational Facility Auth. RB,
                    Series 2005A                            5.38          2/01/2035                1,494
                                                                                         _______________
               MONTANA (0.6%)

               Facility Finance Auth. RB,
        560         Series 2002 (Providence Services)
                         (INS) (PRE)                        4.75         12/01/2021                  587
        440         Series 2002 (Providence Services)
                         (INS) (PRE)                        4.75         12/01/2021                  462
                                                                                         _______________
                                                                                                   1,049
                                                                                         _______________
               NEW JERSEY (0.5%)

      1,000         Middlesex County Improvement Auth. RB,
                    Series 2004A                            5.00          8/15/2023                1,003
                                                                                         _______________
               NEW MEXICO (0.5%)

      1,000         Farmington PCRB, Series 2003B           4.88          4/01/2033                  888
                                                                                         _______________
               NEW YORK (7.5%)

      1,000    Dormitory Auth. RB, Mortgage Hospital
                    Kaleida Health (INS)                    4.70          2/15/2035                  954
      1,000    Environmental Facilities Corp. RB, Series
                    2004E MTA RB,                           5.00          6/15/2025                1,032
      4,000         Series 2000A  (PRE)                     6.00          4/01/2030                4,236
      3,000         Series 2005F                            5.00         11/15/2030                3,055
               New York City GO,
      1,395         Series 2000A  (PRE)                     6.00          5/15/2020                1,492
        295         Series 2000A                            6.00          5/15/2020                  312
      1,500    New York City Housing Development Corp.
                    RB, Series 2005A (Capital Funding
                    Project) (INS)                          5.00          7/01/2025                1,544

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
 __________________________________________________________________________________________________________
$     8,455    Oneida County IDA RB, Series A (INS)         4.65%(a)      7/01/2035         $      1,950
                                                                                         _______________
                                                                                                  14,575
                                                                                         _______________
               NORTH CAROLINA (0.8%)

      1,500    Charlotte-Mecklenberg Hospital Auth. RB,
                    Series 2005A (PRE)                      4.88          1/15/2032                1,588
                                                                                         _______________
               RHODE ISLAND (0.1%)

        205    Housing and Mortgage Finance Corp. SFH
                    RB, Series 15-A                         6.85         10/01/2024                  205
                                                                                         _______________
               TENNESSEE (0.2%)

      2,000    Knox County Health, Educational and
                    Housing Facilities Board RB, Series
                    A                                       5.01(a)       1/01/2035                  429
                                                                                         _______________
                                                                                                     429
                                                                                         _______________
               TEXAS (15.0%)

      2,000    Hidalgo County Health Services Corp. RB,
                    Series 2007                             5.00          8/15/2026                1,878
      4,000    Houston Utility Systems RB, Series 2004A
                    (INS)                                   5.13          5/15/2028                4,112
      5,675    Lewisville RB, Series 1998B (INS)            5.80          9/01/2025                6,265
      1,500    Manor Independent School District GO,
                    Series 2007 (NBGA)(d)                   5.00          8/01/2037                1,522
     27,940    Northwest ISD GO  (NBGA)(PRE)                6.16(a)       8/15/2032                5,979
      2,330    Northwest ISD GO  (NBGA)                     6.16(a)       8/15/2032                  495
      2,000    Pflugerville GO, Series 2003A (INS)          5.00          8/01/2028                2,034
      1,500    Public Finance Auth. RB, Series A (INS)      5.00          2/15/2036                1,372
      3,420    San Antonio Water System RB, Series 2002A
                    (INS)(PRE)                              5.50          5/15/2018                3,684
      1,000    San Leanna Education Facilities Corp. RB,
                    Series 2007                             4.75          6/01/2032                  880
      1,000    State Transportation Commission GO,
                    Series 2007                             4.50          4/01/2033                  951
                                                                                         _______________
                                                                                                  29,172
                                                                                         _______________
               WASHINGTON (1.3%)

      1,500    Economic Development Finance Auth. RB
                    (INS)                                  5.00           6/01/2038                1,515
      1,000    Vancouver Downtown Redevelopment Auth.
                    RB, Series 2003A (INS)                 5.00           1/01/2023                  964
                                                                                         _______________
                                                                                                   2,479
                                                                                         _______________
               WISCONSIN (3.6%)

        500    Muskego Norway School District GO
                    (INS)(PRE)                             5.00           4/01/2022                  528

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                COUPON                                  VALUE
      (000)    SECURITY                                      RATE          MATURITY                (000)
 __________________________________________________________________________________________________________

$     6,030    Univ. of Wisconsin Hospitals and Clinics
                    Auth. RB, Series 2000 (INS)(PRE)        6.13%         4/01/2021         $      6,441
                                                                                         _______________
                                                                                                   6,969
                                                                                         _______________
               Total Tax-Exempt Bonds (cost: $99,368)                                            102,120
                                                                                         _______________


               TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.2%)

               VARIABLE-RATE DEMAND NOTES (0.1%)

               OREGON (0.1%)
        200    GO, Veterans Welfare Bonds, Series 85 (LIQ)  3.95          6/01/2041                  200
                                                                                         _______________


  Number of
     Shares
 _______________________________________________________________________________________________________


               MONEY MARKET FUNDS (0.1%)

    251,720    SSgA Tax Free Money Market Fund, 3.42% (e)                                            252
                                                                                         _______________
               Total Tax-Exempt Money Market Instruments (cost: $452)                                452
                                                                                         _______________
               Total Tax-exempt Securities (cost:
               $99,820)                                                                          102,572
                                                                                          _______________

               BLUE CHIP STOCKS (48.9%)

               CONSUMER DISCRETIONARY (4.8%)
               -----------------------------
               ADVERTISING (0.1%)
      4,020    Interpublic Group of Companies,  Inc.*                                                 44
      2,920    Omnicom Group, Inc.                                                                   149
                                                                                         _______________
                                                                                                     193
                                                                                         _______________
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
      3,270    Coach, Inc.*                                                                          146
        852    Hanesbrands, Inc.*                                                                     25
        940    Jones Apparel Group, Inc.                                                              18
        890    Liz Claiborne, Inc.                                                                    30
        800    VF Corp.                                                                               64
                                                                                         _______________
                                                                                                     283
                                                                                         _______________
               APPAREL RETAIL (0.1%)
      4,590    Gap, Inc.                                                                              86

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
 __________________________________________________________________________________________________________
      2,950    Limited Brands, Inc.                                                         $         68
      4,000    TJX Companies, Inc.                                                                   122
                                                                                         _______________
                                                                                                     276
                                                                                         _______________
               AUTO PARTS & EQUIPMENT (0.1%)
      1,000    Johnson Controls, Inc.                                                                113
        500    WABCO Holdings, Inc.                                                                   23
                                                                                         _______________
                                                                                                     136
                                                                                         _______________
               AUTOMOBILE MANUFACTURERS (0.2%)
     17,770    Ford Motor Co.*                                                                       139
      4,950    General Motors Corp.                                                                  152
                                                                                         _______________
                                                                                                     291
                                                                                         _______________
               AUTOMOTIVE RETAIL (0.1%)
      1,300    AutoNation, Inc.*                                                                      25
        540    AutoZone, Inc.*                                                                        65
                                                                                         _______________
                                                                                                      90
                                                                                         _______________
               BROADCASTING & CABLE TV (0.6%)
      6,660    CBS Corp. "B"                                                                         210
      1,295    Citadel Broadcasting Corp.                                                              5
      4,270    Clear Channel Communications, Inc.                                                    159
     26,782    Comcast Corp. "A"*                                                                    699
        720    E.W. Scripps Co. "A"                                                                   30
                                                                                         _______________
                                                                                                   1,103
                                                                                         _______________
               CASINOS & GAMING (0.1%)
      1,610    Harrah's Entertainment, Inc.                                                          138
      2,910    International Game Technology                                                         111
                                                                                         _______________
                                                                                                     249
                                                                                         _______________
               COMPUTER & ELECTRONICS RETAIL (0.0%)
      1,200    Circuit City Stores, Inc.                                                              13
      1,190    RadioShack Corp.                                                                       28
                                                                                         _______________
                                                                                                      41
                                                                                         _______________
               CONSUMER ELECTRONICS (0.0%)
        590    Harman International Industries, Inc.                                                  67
                                                                                         _______________
               DEPARTMENT STORES (0.3%)
        650    Dillard's, Inc. "A"                                                                    16
        760    J.C. Penney Co., Inc.                                                                  52
      2,920    Kohl's Corp.*                                                                         173
      4,670    Macy's, Inc.                                                                          148
      1,970    Nordstrom, Inc.                                                                        95
                                                                                         _______________
                                                                                                     484
                                                                                         _______________
               EDUCATIONAL SERVICES (0.0%)
      1,210    Apollo Group, Inc. "A"*                                                                71
                                                                                         _______________
               FOOTWEAR (0.1%)
      3,310    NIKE, Inc. "B"                                                                        186
                                                                                         _______________
               GENERAL MERCHANDISE STORES (0.3%)
        940    Big Lots, Inc.*                                                                        28

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________________
      1,610    Family Dollar Stores, Inc.                                                   $         47
      7,400    Target Corp.                                                                          488
                                                                                         _______________
                                                                                                     563
                                                                                         _______________
               HOME FURNISHINGS (0.0%)
      1,520    Leggett & Platt, Inc.                                                                  31
                                                                                         _______________
               HOME IMPROVEMENT RETAIL (0.4%)
      8,940    Home Depot, Inc.                                                                      343
     12,880    Lowe's Companies, Inc.                                                                400
      1,000    Sherwin-Williams Co.                                                                   69
                                                                                         _______________
                                                                                                     812
                                                                                         _______________
               HOMEBUILDING (0.0%)
        350    D.R. Horton, Inc.                                                                       5
        670    KB Home                                                                                21
                                                                                         _______________
                                                                                                      26
                                                                                         _______________
               HOMEFURNISHING RETAIL (0.0%)
      1,200    Bed Bath & Beyond, Inc.*                                                               42
                                                                                         _______________
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
      3,810    Carnival Corp.                                                                        174
      2,925    Hilton Hotels Corp.                                                                   134
      2,770    Marriott International, Inc. "A"                                                      123
      1,440    Starwood Hotels and Resorts Worldwide, Inc.                                            88
                                                                                         _______________
                                                                                                     519
                                                                                         _______________
               HOUSEHOLD APPLIANCES (0.1%)
        660    Black & Decker Corp.                                                                   57
        505    Snap-On, Inc.                                                                          25
        710    Stanley Works                                                                          40
        680    Whirlpool Corp.                                                                        66
                                                                                         _______________
                                                                                                     188
                                                                                         _______________
               HOUSEWARES & SPECIALTIES (0.1%)
      1,310    Fortune Brands, Inc.                                                                  109
      2,390    Newell Rubbermaid, Inc.                                                                61
                                                                                         _______________
                                                                                                     170
                                                                                         _______________
               INTERNET RETAIL (0.1%)
      2,680    Amazon.com, Inc.*                                                                     214
                                                                                         _______________
               LEISURE PRODUCTS (0.1%)
        780    Brunswick Corp.                                                                        20
      1,450    Hasbro, Inc.                                                                           41
      3,390    Mattel, Inc.                                                                           73
                                                                                         _______________
                                                                                                     134
                                                                                         _______________
               MOTORCYCLE MANUFACTURERS (0.1%)
      2,280    Harley-Davidson, Inc.                                                                 123
                                                                                         _______________
               MOVIES & ENTERTAINMENT (0.8%)
     19,720    News Corp. "A"                                                                        399
     21,880    Time Warner, Inc.                                                                     415
      5,570    Viacom, Inc. "B"*                                                                     220

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________________

     16,875    Walt Disney Co.                                                              $        567
                                                                                         _______________
                                                                                                   1,601
                                                                                         _______________
               PHOTOGRAPHIC PRODUCTS (0.0%)
      2,480    Eastman Kodak Co.                                                                      66
                                                                                         _______________
               PUBLISHING (0.2%)
        580    Dow Jones & Co., Inc.                                                                  34
      2,010    Gannett Co., Inc.                                                                      94
      2,990    McGraw-Hill Companies, Inc.                                                           151
        380    Meredith Corp.                                                                         21
      1,002    Tribune Co.                                                                            28
                                                                                         _______________
                                                                                                     328
                                                                                         _______________
               RESTAURANTS (0.4%)
      1,250    Darden Restaurants, Inc.                                                               52
      8,500    McDonald's Corp.                                                                      419
      6,440    Starbucks Corp.*                                                                      177
        776    Tim Hortons, Inc.                                                                      26
        740    Wendy's International, Inc.                                                            24
      2,600    Yum! Brands, Inc.                                                                      85
                                                                                         _______________
                                                                                                     783
                                                                                         _______________
               SPECIALIZED CONSUMER SERVICES (0.0%)
      2,770    H&R Block, Inc.                                                                        55
                                                                                         _______________
               SPECIALTY STORES (0.1%)
      2,360    Office Depot, Inc.*                                                                    58
        650    OfficeMax, Inc.                                                                        23
      5,570    Staples, Inc.                                                                         132
      1,170    Tiffany & Co.                                                                          60
                                                                                         _______________
                                                                                                     273
                                                                                         _______________
               TIRES & RUBBER (0.0%)
      1,610    Goodyear Tire & Rubber Co.*                                                            45
                                                                                         _______________
               Total Consumer Discretionary                                                        9,443
                                                                                         _______________

               CONSUMER STAPLES (4.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
      5,620    Archer-Daniels-Midland Co.                                                            190
                                                                                         _______________
               BREWERS (0.2%)
      6,760    Anheuser-Busch Companies, Inc.                                                        334
        460    Molson Coors Brewing Co. "B"                                                           41
                                                                                         _______________
                                                                                                     375
                                                                                         _______________
               DISTILLERS & VINTNERS (0.0%)
        680    Brown-Forman Corp. "B"                                                                 49
      1,820    Constellation Brands, Inc. "A"*                                                        44
                                                                                         _______________
                                                                                                      93
                                                                                         _______________
               DRUG RETAIL (0.5%)
     13,632    CVS Corp.                                                                             516

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________________
      8,620    Walgreen Co.                                                                 $        388
                                                                                         _______________
                                                                                                     904
                                                                                         _______________
               FOOD RETAIL (0.2%)
      6,290    Kroger Co.                                                                            167
      3,790    Safeway, Inc.                                                                         120
      1,790    SUPERVALU, Inc.                                                                        76
      1,230    Whole Foods Market, Inc.                                                               54
                                                                                         _______________
                                                                                                     417
                                                                                         _______________
               HOUSEHOLD PRODUCTs (1.0%)
      1,300    Clorox Co.                                                                             78
      4,420    Colgate-Palmolive Co.                                                                 293
      3,930    Kimberly-Clark Corp.                                                                  270
     20,050    Procter & Gamble Co.                                                                1,309
                                                                                         _______________
                                                                                                   1,950
                                                                                         _______________
               HYPERMARKETS & SUPER CENTERS (0.4%)
      3,890    Costco Wholesale Corp.                                                                240
     12,260    Wal-Mart Stores, Inc.                                                                 535
                                                                                         _______________
                                                                                                     775
                                                                                         _______________
               PACKAGED FOODS & MEAT (0.6%)
      1,700    Campbell Soup Co.                                                                      64
      3,010    General Mills, Inc.                                                                   168
      2,795    H.J. Heinz Co.                                                                        126
      1,470    Hershey Co.                                                                            68
      2,180    Kellogg Co.                                                                           120
      8,850    Kraft Foods, Inc. "A"                                                                 284
      1,120    McCormick & Co., Inc.                                                                  40
      6,450    Sara Lee Corp.                                                                        107
      2,170    Tyson Foods, Inc. "A"                                                                  47
      1,880    Wm. Wrigley Jr. Co.                                                                   110
                                                                                         _______________
                                                                                                   1,134
                                                                                         _______________
               PERSONAL PRODUCTS (0.1%)
      3,790    Avon Products, Inc.                                                                   130
      1,100    Estee Lauder Companies, Inc. "A"                                                       46
                                                                                         _______________
                                                                                                     176
                                                                                         _______________
               SOFT DRINKS (0.9%)
     15,970    Coca-Cola Co.                                                                         859
      1,385    Coca-Cola Enterprises, Inc.                                                            33
      1,130    Pepsi Bottling Group, Inc.                                                             39
     10,800    PepsiCo, Inc.                                                                         735
                                                                                         _______________
                                                                                                   1,666
                                                                                         _______________
               TOBACCO (0.5%)
     11,930    Altria Group, Inc.                                                                    828
      1,480    Reynolds American, Inc.                                                                98
      1,710    UST, Inc.                                                                              84
                                                                                         _______________
                                                                                                   1,010
                                                                                         _______________
               Total Consumer Staples                                                              8,690
                                                                                         _______________

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                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________________
               Energy (5.6%)
               -------------
               Coal & Consumable Fuels (0.0%)
      2,280    Peabody Energy Corp.                                                         $         97
                                                                                         _______________
               INTEGRATED OIL & GAS (3.6%)
     12,880    Chevron Corp.                                                                       1,130
     10,170    ConocoPhillips                                                                        833
     49,020    Exxon Mobil Corp.                                                                   4,203
      2,330    Hess Corp.                                                                            143
      6,200    Marathon Oil Corp.                                                                    334
      5,600    Occidental Petroleum Corp.                                                            317
                                                                                         _______________
                                                                                                   6,960
                                                                                         _______________
               OIL & GAS DRILLING (0.3%)
      1,300    ENSCO International, Inc.                                                              71
      2,410    Nabors Industries Ltd.*                                                                71
      2,060    Noble Corp.                                                                           101
        950    Rowan Companies, Inc.                                                                  36
      2,220    Transocean, Inc.*                                                                     233
                                                                                         _______________
                                                                                                     512
                                                                                         _______________
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
      2,747    Baker Hughes, Inc.                                                                    230
      2,520    BJ Services Co.                                                                        63
      8,580    Halliburton Co.                                                                       297
        300    National-Oilwell Varco, Inc.*                                                          38
     10,150    Schlumberger Ltd.                                                                     979
      2,910    Weatherford International Ltd.*                                                       170
                                                                                         _______________
                                                                                                   1,777
                                                                                         _______________
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      3,990    Anadarko Petroleum Corp.                                                              196
      1,100    Apache Corp.                                                                           85
      3,290    Chesapeake Energy Corp.                                                               106
      3,310    Devon Energy Corp.                                                                    249
      1,280    EOG Resources, Inc.                                                                    86
      3,170    XTO Energy, Inc.                                                                      172
                                                                                         _______________
                                                                                                     894
                                                                                         _______________
               OIL & GAS REFINING & MARKETING (0.2%)
      1,030    Sunoco, Inc.                                                                           75
      4,200    Valero Energy Corp.                                                                   288
                                                                                         _______________
                                                                                                     363
                                                                                         _______________
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      6,015    El Paso Corp.                                                                          96
      3,390    Williams Companies, Inc.                                                              105
                                                                                         _______________
                                                                                                     201
                                                                                         _______________
               Total Energy                                                                       10,804
                                                                                         _______________

10

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==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
               Financials (9.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
      1,540    American Capital Strategies, Ltd.                                            $         64
      1,365    Ameriprise Financial, Inc.                                                             83
      9,735    Bank of New York Co., Inc.                                                            394
        780    Federated Investors, Inc. "B"                                                          27
        800    Franklin Resources, Inc.                                                              105
      1,760    Janus Capital Group, Inc.                                                              47
        200    T. Rowe Price Group, Inc.                                                              10
                                                                                         _______________
                                                                                                     730
                                                                                         _______________
               CONSUMER FINANCE (0.5%)
     10,040    American Express Co.                                                                  588
      1,420    Capital One Financial Corp.                                                            92
      4,585    Discover Financial Services*                                                          106
      3,540    SLM Corp.                                                                             178
                                                                                         _______________
                                                                                                     964
                                                                                         _______________
               DIVERSIFIED BANKS (1.0%)
      1,340    Comerica, Inc.                                                                         75
     14,720    U.S. Bancorp                                                                          476
      9,285    Wachovia Corp.                                                                        455
     25,870    Wells Fargo & Co.                                                                     945
                                                                                         _______________
                                                                                                   1,951
                                                                                         _______________
               INSURANCE BROKERS (0.1%)
      2,650    Aon Corp.                                                                             115
      4,760    Marsh & McLennan Companies, Inc.                                                      127
                                                                                         _______________
                                                                                                     242
                                                                                         _______________
               INVESTMENT BANKING & BROKERAGE (1.2%)
      1,030    Bear Stearns Companies, Inc.                                                          112
      8,840    Charles Schwab Corp.                                                                  175
      3,660    E*TRADE Financial Corp.*                                                               57
      3,630    Goldman Sachs Group, Inc.                                                             639
      4,560    Lehman Brothers Holdings, Inc.                                                        250
      7,450    Merrill Lynch & Co., Inc.                                                             549
      9,170    Morgan Stanley                                                                        572
                                                                                         _______________
                                                                                                   2,354
                                                                                         _______________
               LIFE & HEALTH INSURANCE (0.8%)
      2,900    AFLAC, Inc.                                                                           155
      2,379    Lincoln National Corp.                                                                145
      4,560    MetLife, Inc.                                                                         292
        700    Principal Financial Group, Inc.                                                        39
      9,615    Prudential Financial, Inc.                                                            863
        845    Torchmark Corp.                                                                        52
      3,080    Unum Group                                                                             75
                                                                                         _______________
                                                                                                   1,621
                                                                                         _______________
               MULTI-LINE INSURANCE (0.7%)
     15,260    American International Group, Inc.                                                  1,007
        850    Assurant, Inc.                                                                         44

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==========================------------------------------------------------------
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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
      2,760    Hartford Financial Services Group, Inc.                                      $         245
                                                                                          _______________
                                                                                                    1,296
                                                                                          _______________
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
     30,480    Bank of America Corp.                                                                1,545
      1,250    Broadridge Financial Solutions, Inc.                                                    23
     30,870    Citigroup, Inc.                                                                      1,447
     29,255    JPMorgan Chase & Co.                                                                 1,302
                                                                                          _______________
                                                                                                    4,317
                                                                                          _______________
               PROPERTY & CASUALTY INSURANCE (0.7%)
      2,810    ACE Ltd.                                                                               162
      5,210    Allstate Corp.                                                                         285
        880    Ambac Financial Group, Inc.                                                             55
      3,520    Chubb Corp.                                                                            180
      1,490    Cincinnati Financial Corp.                                                              63
      1,180    MBIA, Inc.                                                                              71
      6,300    Progressive Corp.                                                                      128
        920    Safeco Corp.                                                                            54
      6,030    Travelers Companies, Inc.                                                              305
      1,560    XL Capital Ltd. "A"                                                                    119
                                                                                          _______________
                                                                                                    1,422
                                                                                          _______________
               REGIONAL BANKS (0.8%)
      4,650    BB&T Corp.                                                                             185
      1,630    Commerce Bancorp, Inc.                                                                  60
      1,100    Compass Bancshares, Inc.                                                                72
      4,000    Fifth Third Bancorp                                                                    143
      1,080    First Horizon National Corp.                                                            33
      3,120    Huntington Bancshares, Inc.                                                             54
      3,420    KeyCorp                                                                                114
        660    M&T Bank Corp.                                                                          70
      2,220    Marshall & Ilsley Corp.                                                                 97
      2,480    PNC Financial Services Group, Inc.                                                     174
      5,649    Regions Financial Corp.                                                                177
      3,060    SunTrust Banks, Inc.                                                                   241
      2,810    Synovus Financial Corp.                                                                 77
        835    Zions Bancorp                                                                           59
                                                                                          _______________
                                                                                                    1,556
                                                                                          _______________
               REITS - DIVERSIFIED (0.1%)
        970    Vornado Realty Trust                                                                   103
                                                                                          _______________
               REITS - INDUSTRIAL (0.1%)
      2,235    ProLogis                                                                               134
                                                                                          _______________
               REITS - RESIDENTIAL (0.2%)
      1,000    Apartment Investment and Management Co. "A"                                             45
      1,875    Archstone-Smith Trust                                                                  110
        130    AvalonBay Communities, Inc.                                                             15
      2,495    Equity Residential Properties Trust                                                    100
                                                                                          _______________
                                                                                                      270
                                                                                          _______________
               REITS - RETAIL (0.1%)
      1,970    Kimco Realty Corp.                                                                      84

12

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==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
      1,650    Simon Property Group, Inc.                                                   $        157
                                                                                         _______________
                                                                                                     241
                                                                                         _______________
               REITS - SPECIALIZED (0.1%)
      4,530    Host Hotels & Resorts, Inc.                                                           101
        620    Plum Creek Timber Co., Inc.                                                            26
      1,055    Public Storage, Inc.                                                                   80
                                                                                         _______________
                                                                                                     207
                                                                                         _______________
               SPECIALIZED FINANCE (0.1%)
      1,650    CIT Group, Inc.                                                                        62
      1,450    Moody's Corp.                                                                          67
                                                                                         _______________
                                                                                                     129
                                                                                         _______________
               THRIFTS & MORTGAGE FINANCE (0.6%)
      8,350    Fannie Mae                                                                            548
      5,670    Freddie Mac                                                                           349
      4,210    Hudson City Bancorp, Inc.                                                              60
      7,610    Washington Mutual, Inc.                                                               280
                                                                                         _______________
                                                                                                   1,237
                                                                                         _______________
               Total Financials                                                                   18,774
                                                                                         _______________

               HEALTH CARE (5.7%)
               ------------------
               Biotechnology (0.4%)
      3,190    Amgen, Inc.*                                                                          160
      2,950    Biogen Idec, Inc.*                                                                    188
      2,250    Celgene Corp.*                                                                        145
      2,260    Genzyme Corp.*                                                                        141
      5,230    Gilead Sciences, Inc.*                                                                190
                                                                                         _______________
                                                                                                     824
                                                                                         _______________
               HEALTH CARE DISTRIBUTORS (0.2%)
      1,400    AmerisourceBergen Corp.                                                                67
      2,140    Cardinal Health, Inc.                                                                 146
      1,690    McKesson Corp.                                                                         97
      1,200    Patterson Companies, Inc.*                                                             44
                                                                                         _______________
                                                                                                     354
                                                                                         _______________
               HEALTH CARE EQUIPMENT (0.8%)
      5,600    Baxter International, Inc.                                                            307
      2,110    Becton, Dickinson & Co.                                                               162
     10,160    Boston Scientific Corp.*                                                              130
        600    C.R. Bard, Inc.                                                                        50
      1,340    Hospira, Inc.*                                                                         52
     10,120    Medtronic, Inc.                                                                       535
        600    St. Jude Medical, Inc.*                                                                26
      2,570    Stryker Corp.                                                                         172
      1,110    Varian Medical Systems, Inc.*                                                          45
      2,080    Zimmer Holdings, Inc.*                                                                163
                                                                                         _______________
                                                                                                   1,642
                                                                                         _______________
               HEALTH CARE FACILITIES (0.0%)
        720    Manor Care, Inc.                                                                       46

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==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
      4,060    Tenet Healthcare Corp.*                                                      $         14
                                                                                         _______________
                                                                                                      60
                                                                                         _______________
               HEALTH CARE SERVICES (0.3%)
      2,360    Express Scripts, Inc.*                                                                129
      1,085    Laboratory Corp. of America Holdings*                                                  84
      2,500    Medco Health Solutions, Inc.*                                                         214
      1,370    Quest Diagnostics, Inc.                                                                75
                                                                                         _______________
                                                                                                     502
                                                                                         _______________
               HEALTH CARE SUPPLIES (0.1%)
        500    Bausch & Lomb, Inc.                                                                    32
      4,280    Covidien Ltd.*                                                                        170
                                                                                         _______________
                                                                                                     202
                                                                                         _______________
               HEALTH CARE TECHNOLOGY (0.0%)
      1,770    IMS Health, Inc.                                                                       53
                                                                                         _______________
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
      1,580    Applera Corp. - Applied Biosystems Group                                               50
        470    Millipore Corp.*                                                                       33
      1,130    PerkinElmer, Inc.                                                                      31
      3,620    Thermo Fisher Scientific, Inc.*                                                       196
        900    Waters Corp.*                                                                          55
                                                                                         _______________
                                                                                                     365
                                                                                         _______________
               MANAGED HEALTH CARE (0.7%)
      4,900    Aetna, Inc.                                                                           250
      3,150    CIGNA Corp.                                                                           163
      1,360    Coventry Health Care, Inc.*                                                            78
      7,740    UnitedHealth Group, Inc.                                                              387
      4,840    WellPoint, Inc.*                                                                      390
                                                                                         _______________
                                                                                                   1,268
                                                                                         _______________
               PHARMACEUTICALS (3.0%)
     12,210    Abbott Laboratories                                                                   634
      2,670    Allergan, Inc.                                                                        160
        920    Barr Pharmaceuticals, Inc.*                                                            47
     14,970    Bristol-Myers Squibb Co.                                                              436
      7,860    Eli Lilly and Co.                                                                     451
      2,780    Forest Laboratories, Inc.*                                                            105
     17,200    Johnson & Johnson                                                                   1,063
      2,090    King Pharmaceuticals, Inc.*                                                            31
     16,080    Merck & Co., Inc.                                                                     807
      1,800    Mylan Laboratories, Inc.                                                               27
     52,750    Pfizer, Inc.                                                                        1,310
        116    PharMaerica Corp.*                                                                      2
     12,810    Schering-Plough Corp.                                                                 384
        930    Watson Pharmaceuticals, Inc.*                                                          28
      8,790    Wyeth                                                                                 407
                                                                                         _______________
                                                                                                   5,892
                                                                                         _______________
               Total Health Care                                                                  11,162
                                                                                         _______________

14

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==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
               INDUSTRIALS (5.6%)
               ------------------
               AEROSPACE & DEFENSE (1.5%)
      6,400    Boeing Co.                                                                   $        619
      3,490    General Dynamics Corp.                                                                274
      1,090    Goodrich Corp.                                                                         69
      5,200    Honeywell International, Inc.                                                         292
      1,070    L-3 Communications Holdings, Inc.                                                     105
      3,060    Lockheed Martin Corp.                                                                 303
      3,020    Northrop Grumman Corp.                                                                238
      3,845    Raytheon Co.                                                                          236
      1,400    Rockwell Collins, Inc.                                                                 97
      8,570    United Technologies Corp.                                                             640
                                                                                         _______________
                                                                                                   2,873
                                                                                         _______________
               AIR FREIGHT & LOGISTICS (0.4%)
        850    FedEx Corp.                                                                            93
      9,180    United Parcel Service, Inc. "B"                                                       697
                                                                                         _______________
                                                                                                     790
                                                                                         _______________
               AIRLINES (0.1%)
      6,780    Southwest Airlines Co.                                                                102
                                                                                         _______________
               BUILDING PRODUCTS (0.1%)
      1,500    American Standard Companies, Inc.                                                      55
      3,230    Masco Corp.                                                                            84
                                                                                         _______________
                                                                                                     139
                                                                                         _______________
               COMMERCIAL PRINTING (0.1%)
      1,229    Idearc, Inc.                                                                           42
      1,880    R.R. Donnelley & Sons Co.                                                              67
                                                                                         _______________
                                                                                                     109
                                                                                         _______________
               CONSTRUCTION & ENGINEERING (0.1%)
        675    Fluor Corp.                                                                            86
                                                                                         _______________
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
      5,415    Caterpillar, Inc.                                                                     410
        890    Cummins, Inc.                                                                         106
      1,970    Deere & Co.                                                                           268
        540    Navistar International Corp.*                                                          30
      1,995    PACCAR, Inc.                                                                          171
                                                                                         _______________
                                                                                                     985
                                                                                         _______________
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
        890    Avis Budget Group, Inc.*                                                               21
      1,250    Equifax, Inc.                                                                          48
                                                                                         _______________
                                                                                                      69
                                                                                         _______________
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      1,570    Cooper Industries Ltd. "A"                                                             81
      6,870    Emerson Electric Co.                                                                  338
      4,280    Tyco Electronics Ltd.*                                                                149
                                                                                         _______________
                                                                                                     568
                                                                                         _______________

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,190    Allied Waste Industries, Inc.*                                               $         28
      4,595    Waste Management, Inc.                                                                173
                                                                                         _______________
                                                                                                     201
                                                                                         _______________
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
      1,420    Robert Half International, Inc.                                                        45
                                                                                         _______________
               INDUSTRIAL CONGLOMERATES (1.8%)
      5,900    3M Co.                                                                                537
     68,560    General Electric Co.                                                                2,665
      1,150    Textron, Inc.                                                                          67
      4,280    Tyco International Ltd.                                                               189
                                                                                         _______________
                                                                                                   3,458
                                                                                         _______________
               INDUSTRIAL MACHINERY (0.3%)
      2,045    Danaher Corp.                                                                         159
      1,760    Dover Corp.                                                                            87
      1,260    Eaton Corp.                                                                           119
      1,070    Ingersoll-Rand Co. Ltd. "A"                                                            55
      1,030    ITT Corp.                                                                              70
      1,100    Pall Corp.                                                                             42
      1,040    Parker-Hannifin Corp.                                                                 112
                                                                                         _______________
                                                                                                     644
                                                                                         _______________
               OFFICE SERVICES & SUPPLIES (0.0%)
        960    Avery Dennison Corp.                                                                   58
        295    Pitney Bowes, Inc.                                                                     13
                                                                                         _______________
                                                                                                      71
                                                                                         _______________
               RAILROADS (0.3%)
        790    Burlington Northern Santa Fe Corp.                                                     64
      3,760    CSX Corp.                                                                             154
      3,540    Norfolk Southern Corp.                                                                181
      1,925    Union Pacific Corp.                                                                   215
                                                                                         _______________
                                                                                                     614
                                                                                         _______________
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        670    W.W. Grainger, Inc.                                                                    61
                                                                                         _______________
               TRUCKING (0.0%)
        535    Ryder System, Inc.                                                                     29
                                                                                         _______________
               Total Industrials                                                                  10,844
                                                                                         _______________

               INFORMATION TECHNOLOGY (7.9%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
      5,080    Adobe Systems, Inc.*                                                                  217
      2,000    Autodesk, Inc.*                                                                        93
      1,240    Citrix Systems, Inc.*                                                                  45
      3,210    Compuware Corp.*                                                                       26
      2,200    Intuit, Inc.*                                                                          60
      1,030    Parametric Technology Corp.*                                                           18
                                                                                         _______________
                                                                                                     459
                                                                                         _______________

16

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
________________________________________________________________________________________________________
               COMMUNICATIONS EQUIPMENT (1.4%)
      1,060    ADC Telecommunications, Inc.*                                                $         19
      1,340    Andrew Corp.*                                                                          19
        740    CIENA Corp.*                                                                           28
     41,815    Cisco Systems, Inc.*                                                                1,335
      1,720    Comverse Technology, Inc.*                                                             29
     13,520    Corning, Inc.                                                                         316
      1,840    JDS Uniphase Corp.*                                                                    27
      4,900    Juniper Networks, Inc.*                                                               161
     20,110    Motorola, Inc.                                                                        341
     11,120    QUALCOMM, Inc.                                                                        443
      3,770    Tellabs, Inc.*                                                                         40
                                                                                         _______________
                                                                                                   2,758
                                                                                         _______________
               COMPUTER HARDWARE (2.2%)
      7,420    Apple, Inc.*                                                                        1,027
     19,560    Dell, Inc.*                                                                           552
     22,180    Hewlett-Packard Co.                                                                 1,095
     12,140    International Business Machines Corp.                                               1,417
      1,545    NCR Corp.*                                                                             77
     31,000    Sun Microsystems, Inc.*                                                               166
                                                                                         _______________
                                                                                                   4,334
                                                                                         _______________
               COMPUTER STORAGE & PERIPHERALS (0.3%)
     19,890    EMC Corp.*                                                                            391
        810    Lexmark International, Inc. "A"*                                                       30
      2,690    Network Appliance, Inc.*                                                               75
        460    QLogic Corp.*                                                                           6
                                                                                         _______________
                                                                                                     502
                                                                                         _______________
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
      4,860    Automatic Data Processing, Inc.                                                       222
      1,490    Computer Sciences Corp.*                                                               83
      1,200    Convergys Corp.*                                                                       20
      2,490    Electronic Data Systems Corp.                                                          57
      1,400    Fidelity National Information Services, Inc.                                           66
      2,465    First Data Corp.                                                                       82
      1,450    Fiserv, Inc.*                                                                          68
      2,920    Paychex, Inc.                                                                         130
        725    Western Union Co.                                                                      14
                                                                                         _______________
                                                                                                     742
                                                                                         _______________
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
      3,540    Agilent Technologies, Inc.*                                                           129
        720    Tektronix, Inc.                                                                        23
                                                                                         _______________
                                                                                                     152
                                                                                         _______________
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
      7,780    Solectron Corp.*                                                                       30
                                                                                         _______________
               HOME ENTERTAINMENT SOFTWARE (0.1%)
      2,670    Electronic Arts, Inc.*                                                                141
                                                                                         _______________
               INTERNET SOFTWARE & SERVICES (0.6%)
      1,420    Akamai Technologies, Inc.*                                                             46

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________
      9,940    eBay, Inc.*                                                                  $        339
      1,300    Google, Inc. "A"*                                                                     670
      2,110    VeriSign, Inc.*                                                                        68
      1,810    Yahoo!, Inc.*                                                                          41
                                                                                         _______________
                                                                                                   1,164
                                                                                         _______________
               IT CONSULTING & OTHER SERVICES (0.0%)
      3,020    Unisys Corp.*                                                                          22
                                                                                         _______________
               OFFICE ELECTRONICS (0.0%)
      3,730    Xerox Corp.*                                                                           64
                                                                                         _______________
               SEMICONDUCTOR EQUIPMENT (0.2%)
     13,160    Applied Materials, Inc.                                                               281
      1,720    KLA-Tencor Corp.                                                                       99
      1,130    Novellus Systems, Inc.*                                                                31
      1,630    Teradyne, Inc.*                                                                        25
        463    Verigy Ltd.*                                                                           12
                                                                                         _______________
                                                                                                     448
                                                                                         _______________
               SEMICONDUCTORS (1.1%)
      4,780    Advanced Micro Devices, Inc.*                                                          62
      3,080    Altera Corp.                                                                           73
      3,030    Analog Devices, Inc.                                                                  112
      3,470    Broadcom Corp. "A"*                                                                   120
     32,750    Intel Corp.                                                                           843
      6,130    LSI Logic Corp.*                                                                       42
      2,760    Maxim Integrated Products, Inc.                                                        83
      6,500    Micron Technology, Inc.*                                                               75
      2,050    National Semiconductor Corp.                                                           54
      2,950    NVIDIA Corp.*                                                                         151
      1,870    PMC-Sierra, Inc.*                                                                      14
     10,400    Texas Instruments, Inc.                                                               356
      2,920    Xilinx, Inc.                                                                           75
                                                                                         _______________
                                                                                                   2,060
                                                                                         _______________
               SYSTEMS SOFTWARE (1.3%)
      1,755    BMC Software, Inc.*                                                                    54
      3,800    CA, Inc.                                                                               96
     52,835    Microsoft Corp.                                                                     1,518
      3,020    Novell, Inc.*                                                                          22
     33,267    Oracle Corp.*                                                                         675
      8,520    Symantec Corp.*                                                                       160
                                                                                         _______________
                                                                                                   2,525
                                                                                         _______________
               Total Information Technology                                                       15,401
                                                                                         _______________

               MATERIALS (1.5%)
               ----------------
               Aluminum (0.1%)
      7,490    Alcoa, Inc.                                                                           274
                                                                                         _______________
               CONSTRUCTION MATERIALS (0.0%)
        880    Vulcan Materials Co.                                                                   79
                                                                                         _______________

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                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________
               DIVERSIFIED CHEMICALS (0.3%)
      8,260    Dow Chemical Co.                                                             $        352
      2,350    E.I. du Pont de Nemours & Co.                                                         115
        700    Eastman Chemical Co.                                                                   47
      1,110    Hercules, Inc.*                                                                        23
      1,410    PPG Industries, Inc.                                                                  103
                                                                                         _______________
                                                                                                     640
                                                                                         _______________
               DIVERSIFIED METALS & MINING (0.1%)
      1,101    Freeport-McMoRan Copper & Gold, Inc. "B"                                               96
                                                                                         _______________
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      3,900    Monsanto Co.                                                                          272
                                                                                         _______________
               Forest Products (0.1%)
      1,845    Weyerhaeuser Co.                                                                      126
                                                                                         _______________
               Gold (0.1%)
      3,920    Newmont Mining Corp.                                                                  166
                                                                                         _______________
               INDUSTRIAL GASES (0.2%)
      1,865    Air Products & Chemicals, Inc.                                                        168
      2,760    Praxair, Inc.                                                                         209
                                                                                         _______________
                                                                                                     377
                                                                                         _______________
               METAL & GLASS CONTAINERs (0.1%)
        900    Ball Corp.                                                                             47
      1,360    Pactiv Corp.*                                                                          40
                                                                                         _______________
                                                                                                      87
                                                                                         _______________
               PAPER PACKAGING (0.0%)
        900    Bemis Co., Inc.                                                                        27
        200    Sealed Air Corp.                                                                        5
        910    Temple-Inland, Inc.                                                                    50
                                                                                         _______________
                                                                                                      82
                                                                                         _______________
               PAPER PRODUCTS (0.1%)
      3,730    International Paper Co.                                                               131
      1,590    MeadWestVaco Corp.                                                                     50
                                                                                         _______________
                                                                                                     181
                                                                                         _______________
               SPECIALTY CHEMICALS (0.1%)
      1,530    Ecolab, Inc.                                                                           64
        890    International Flavors & Fragrances, Inc.                                               44
      1,140    Sigma-Aldrich Corp.                                                                    51
                                                                                         _______________
                                                                                                     159
                                                                                         _______________
               STEEL (0.2%)
        750    Allegheny Technologies, Inc.                                                           75
      2,580    Nucor Corp.                                                                           136
      1,000    United States Steel Corp.                                                              94
                                                                                         _______________
                                                                                                     305
                                                                                         _______________
               Total Materials                                                                     2,844
                                                                                         _______________

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                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________
               TELECOMMUNICATION SERVICES (2.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
     53,770    AT&T, Inc.                                                                   $      2,144
      1,150    CenturyTel, Inc.                                                                       55
      2,700    Citizens Communications Co.                                                            39
      7,120    Qwest Communications International, Inc.*                                              64
     25,055    Verizon Communications, Inc.                                                        1,049
      4,146    Windstream Corp.                                                                       59
                                                                                         _______________
                                                                                                   3,410
                                                                                         _______________
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      1,900    ALLTEL Corp.                                                                          130
     18,980    Sprint Nextel Corp.                                                                   359
                                                                                         _______________
                                                                                                     489
                                                                                         _______________
               Total Telecommunication Services                                                    3,899
                                                                                         _______________

               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIEs (0.8%)
        900    Allegheny Energy, Inc.*                                                                47
      3,420    American Electric Power Co., Inc.                                                     152
        170    Edison International                                                                    9
      1,200    Entergy Corp.                                                                         124
      4,965    Exelon Corp.                                                                          351
      2,895    FirstEnergy Corp.                                                                     178
      3,490    FPL Group, Inc.                                                                       205
        860    Pinnacle West Capital Corp.                                                            34
      3,040    PPL Corp.                                                                             147
      6,540    Southern Co.                                                                          232
                                                                                         _______________
                                                                                                   1,479
                                                                                         _______________
               GAS UTILITIES (0.0%)
        390    Nicor, Inc.                                                                            16
      1,480    Questar Corp.                                                                          74
                                                                                         _______________
                                                                                                      90
                                                                                         _______________
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
      1,560    Constellation Energy Group, Inc.                                                      129
      3,450    Dynegy, Inc. "A"*                                                                      28
      2,800    TXU Corp.                                                                             189
                                                                                         _______________
                                                                                                     346
                                                                                         _______________
               MULTI-UTILITIES (0.6%)
        650    Ameren Corp.                                                                           33
      2,760    CenterPoint Energy, Inc.                                                               45
      1,960    CMS Energy Corp.                                                                       32
      2,350    Consolidated Edison, Inc.                                                             108
      3,030    Dominion Resources, Inc.                                                              258
      1,530    DTE Energy Co.                                                                         73
     10,944    Duke Energy Corp.                                                                     201
        321    Integrys Energy Group, Inc.                                                            16
      2,370    NiSource, Inc.                                                                         45
      2,200    PG&E Corp.                                                                             98

20

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==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES    SECURITY                                                                            (000)
__________________________________________________________________________________________________
      1,550    Public Service Enterprise Group, Inc.                                        $        132
      1,400    Sempra Energy                                                                          77
      1,830    TECO Energy, Inc.                                                                      29
      3,560    Xcel Energy, Inc.                                                                      73
                                                                                         _______________
                                                                                                   1,220
                                                                                         _______________
               Total Utilities                                                                     3,135
                                                                                         _______________
               Total Blue Chip Stocks (cost: $74,342)                                             94,996
                                                                                         _______________


               TOTAL INVESTMENTS (cost: $174,162)                                       $        197,568
                                                                                         _______________
                                                                                         _______________

  N O T E S
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                              to Portfolio of Investments
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trusts Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

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                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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==========================------------------------------------------------------
                              to Portfolio of Investments
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

C. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $25,092,000 and $1,686,000, respectively, resulting in net unrealized appreciation of $23,406,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $194,355,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS

GO             General Obligation
IDA            Industrial Development Authority/Agency
ISD            Independent School District
MTA            Metropolitan Transportation Authority
PCRB           Pollution Control Revenue Bond
PRE            Prerefunded to a date prior to maturity
RB             Revenue Bond
SFH            Single-Family Housing
USD            Unified School District

24

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==========================------------------------------------------------------
                              to Portfolio of Investments
                              (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2007 (UNAUDITED)


CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of Principal and interest upon demand from Dexia Credit Local.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

(NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.


SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) At August 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(d) At August 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $4,568,000, which included when-issued securities of $3,046,000.

(e) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
 * Non-income-producing security for the 12 months preceding August 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.